Leases - Summary of Lease Liabilities and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Current lease liabilities	€ 5,794	€ 5,226
Non-current lease liabilities	64,566	23,919
Total lease liabilities	70,360	29,145
Lease Expenses Amounts recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income [Abstract]
Interest on lease liabilities	3,256	2,068	€ 954
Depreciation on right-of-use assets	7,117	6,885	6,045
Impairment of right-of-use assets	188	0	0
Lease expense	10,561	8,953	6,999
Lease Outflows Amounts recognized in the Consolidated Statement of Cash Flows [Abstract]
Interest paid on lease liabilities	2,558	1,837	1,196
Principal payment on lease liabilities	5,393	5,689	7,026
Total cash outflow for leases	€ 7,951	€ 7,526	€ 8,222